Current and non-current provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in other provisions [abstract]
Other provisions, beginning balance	$ 192,353	$ 141,010
Additions	85,642	149,450
Utilization	(58,827)	(69,752)
Reversals	(44,040)	(21,158)
Unwinding of discount and effect in changes due to discount rate	3,075	(10,975)
Calculated translational difference	(10,677)	3,778
Other provisions, ending balance	167,526	192,353
Other current provisions	72,769	88,745
Other non-current provisions	94,757	103,608
Legal claim, coverage of costs	10,000
Legal claim, amount paid	5,000
Warranties
Changes in other provisions [abstract]
Other provisions, beginning balance	144,693	123,529
Additions	71,821	91,240
Utilization	(41,579)	(44,995)
Reversals	(40,186)	(17,091)
Unwinding of discount and effect in changes due to discount rate	3,075	(10,975)
Calculated translational difference	(9,233)	2,985
Other provisions, ending balance	128,591	144,693
Other current provisions	36,640	44,582
Other non-current provisions	91,951	100,111
Employee benefits
Changes in other provisions [abstract]
Other provisions, beginning balance	3,222	13,418
Additions	259	2,832
Utilization	(1,154)	(11,704)
Reversals	(215)	(1,825)
Unwinding of discount and effect in changes due to discount rate	0	0
Calculated translational difference	(1,210)	501
Other provisions, ending balance	902	3,222
Other current provisions	902	2,139
Other non-current provisions	0	1,083
Litigation
Changes in other provisions [abstract]
Other provisions, beginning balance	35,676	0
Additions	0	35,676
Utilization	(5,082)	0
Reversals	(3,459)	0
Unwinding of discount and effect in changes due to discount rate	0	0
Calculated translational difference	0	0
Other provisions, ending balance	27,135	35,676
Other current provisions	27,135	35,676
Other non-current provisions	0	0
Other
Changes in other provisions [abstract]
Other provisions, beginning balance	8,762	4,063
Additions	13,562	19,702
Utilization	(11,012)	(13,053)
Reversals	(180)	(2,242)
Unwinding of discount and effect in changes due to discount rate	0	0
Calculated translational difference	(234)	292
Other provisions, ending balance	10,898	8,762
Other current provisions	8,092	6,348
Other non-current provisions	$ 2,806	$ 2,414